COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending December 31,

2018	$6,717
2019	6,075
2020	5,889
2021	5,643
2022 and thereafter	12,448

Total minimum lease payments *)	$36,772

*)	Minimum payments have been reduced by minimum sublease rental of $2,410 due in the future under non-cancelable subleases.